Tax Payables Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of tax payables [abstract]
Tax payables	€ 3,363	€ 2,313	€ 2,023	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.